Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Deferred Tax Assets Federal Credits and Other Operating Loss Carryfowards		$ 280
Reconciliation of expected income tax expense at the statutory federal income tax rate	35.00%	35.00%	(35.00%)
Recognized a gross liability for interest related to its UTBs	21	21
Interest expense (income) related to UTBs	(1)	(10)
Federal returns examined by the IRS	The Company's federal income tax returns are no longer subject to examination by the IRS for taxable years prior to 2006. The IRS audit of the 2006 federal income tax return is closed, but the return is still subject to examination to the extent of carryback claims. The Company's 2007 through 2009 federal income tax returns are currently under examination by the IRS. With limited exceptions, the Company is no longer subject to examinations by state and local taxing authorities for taxable years prior to 2006.
Deferred Tax Assets, Valuation Allowance	65	50
Gross cumulative unrecognized tax benefits	133	132
Amount that would affect the Company's effective tax rate, if recognized	90
Reasonably possible decrease in UTBs during the next 12 months	$ 40